S-K 1603(a)(7) Sponsor Controlling Persons	May 15, 2026
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	The managing member holds voting and investment discretion with respect to the securities held by the sponsor.